Statemens of Cash Flows (Parenthetical) (USD $)	6 Months Ended
Apr. 30, 2013
Statement of Cash Flows [Abstract]
Common stock issued for services	$ 1,000,000
Common stock issued for services, cost per share	$ 0.10